CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss) for the year	$ (30,084)	$ 19,920	$ (53)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	2,551	1,694	1,245
Exchange rate differences on cash and cash equivalents	3,087	(280)	(103)
Liability in respect of employee rights upon retirement	1,037	2,177	1,390
Loss (gain) from funds in respect of employee rights upon retirement	510	(337)	(176)
Loss (gain) from marketable securities	1,139	(767)	226
Loss on disposal of property and equipment		22	12
Share-based compensation	76,853	13,131	1,855
Changes in asset and liabilities:
Trade accounts receivables, net	(3,316)	(5,389)	(1,758)
Other current assets	(2,795)	(4,103)	185
Inventories	(6,272)	(2,079)	(4,955)
Other long-term assets	(969)	(57)	(129)
Account payables and accrued expenses	6,056	3,593	869
Employee-related accrued expenses	623	775	514
Other current-liabilities	4,298	(532)	(796)
Long-term liabilities	3,410	420	9
Net cash provided by (used in) operating activities	56,128	28,188	(1,665)
CASH FLOWS FROM INVESTMENT ACTIVITIES
Investment in short-term deposits and restricted cash	(33,146)	(21,758)	(25,957)
Proceeds from short-term deposits and restricted cash	35,915	26,974	30,894
Proceeds from maturities / sales of marketable securities	31,252	14,342	35,402
Purchase of marketable securities	(19,361)	(24,166)	(37,187)
Funds in respect of employee right upon retirement	(1,517)	(1,736)	(1,013)
Purchase of property and equipment	(5,378)	(2,592)	(1,526)
Net cash provided by (used in) investing activities	7,765	(8,936)	613
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of shares, net of issuance costs	196,364	28,303
Exercise of options	10,151	9,746	272
Net cash provided by financing activities	206,515	38,049	272
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	270,408	57,301	(780)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	72,560	14,979	15,656
EXCHANGE RATE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(3,087)	280	103
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	339,881	72,560	14,979
SUPPLEMENTARY INFORMATION ON ACTIVITIES NOT INVOLVING CASH FLOWS
Non cash purchase of property and equipment	573	310	121
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income taxes paid	$ 2,609	$ 405	$ 613